Financial Instruments - Summary of Notional Amounts Outstanding Under Foreign Exchange Contracts, Average Contractual Exchange Rates and Settlement Periods of Contracts (Detail)
€ in Millions, ¥ in Millions, £ in Millions, kr in Millions, kr in Millions, SFr in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Jan. 31, 2020 CAD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2020 AUD ($)	Jan. 31, 2020 EUR (€)	Jan. 31, 2020 GBP (£)	Jan. 31, 2020 SEK (kr)	Jan. 31, 2020 NOK (kr)	Jan. 31, 2020 CHF (SFr)	Jan. 31, 2020 MXN ($)	Jan. 31, 2020 JPY (¥)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 AUD ($)	Jan. 31, 2019 EUR (€)	Jan. 31, 2019 GBP (£)	Jan. 31, 2019 SEK (kr)	Jan. 31, 2019 NOK (kr)	Jan. 31, 2019 CHF (SFr)	Jan. 31, 2019 MXN ($)	Jan. 31, 2019 JPY (¥)	Jan. 31, 2019 NZD ($)
Disclosure of detailed information about financial instruments [line items]
Other financial assets	$ 39.3	$ 32.8
Other financial liabilities	$ 229.9	$ 136.7
Contracts one [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	AUD	AUD
Buy currency	CAD	CAD
Average rate	0.9051	0.9371
Contracts two [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	Euro	AUD
Average rate	1.4638	0.9549
Contracts three [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	JPY	Euro
Average rate	0.0122	1.5141
Contracts four [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	MXN	JPY
Average rate	0.0702	0.0120
Contracts five [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	CAD	CAD
Buy currency	USD	MXN
Average rate	1.3138	0.0688
Contracts six [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	CAD
Buy currency	CAD	USD
Average rate	1.4630	1.3218
Contracts seven [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	Euro
Buy currency	NOK	CAD
Average rate	0.0993	1.5223
Contracts eight [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	Euro
Buy currency	SEK	CHF
Average rate	0.0943	0.8784
Contracts nine [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	Euro	Euro
Buy currency	USD	GBP
Average rate	0.9055	1.1446
Contracts ten [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	GBP	Euro
Buy currency	Euro	NOK
Average rate	1.1414	0.1031
Contracts eleven [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	JPY	Euro
Buy currency	CAD	SEK
Average rate	0.0121	0.0968
Contracts twelve [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NOK	GBP
Buy currency	Euro	Euro
Average rate	0.0999	1.1031
Contracts thirteen.
Disclosure of detailed information about financial instruments [line items]
Sell currency	SEK	JPY
Buy currency	Euro	CAD
Average rate	0.0949	0.0121
Contracts fourteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	USD	MXN
Buy currency	CAD	CAD
Average rate	1.3180	0.0687
Contracts Fifteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		NOK
Buy currency		Euro
Average rate		0.1009
Contracts Sixteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		NZD
Buy currency		CAD
Average rate		0.9078
Contracts Seventeen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		SEK
Buy currency		Euro
Average rate		0.0956
Contracts Eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		USD
Buy currency		CAD
Average rate		1.3232
Contracts Nineteen [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency		AUD
Buy currency		CAD
Average rate	0.9061	0.9352
Notional amount													$ 45.9
Other financial assets	$ 1.2
Other financial liabilities		$ 0.9
Contracts Twenty [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	GBP	GBP
Buy currency	Euro	Euro
Average rate	1.1401	1.1015
Other financial liabilities	$ 1.5	$ 0.7
Contracts Twenty One [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	NOK	NOK
Buy currency	Euro	Euro
Average rate	0.0998	0.1005
Other financial assets	$ 1.8
Other financial liabilities		$ 0.9
Contracts Twenty Two [member]
Disclosure of detailed information about financial instruments [line items]
Sell currency	SEK	SEK
Buy currency	Euro	Euro
Average rate	0.0950	0.0950
Other financial assets	$ 2.0	$ 0.1
Other financial liabilities		1.3
Foreign Exchange Contracts [member] | Contracts one [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	80.8	53.3		$ 71.6									51.0
Foreign Exchange Contracts [member] | Contracts two [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	39.9	3.8		27.2									$ 4.0
Foreign Exchange Contracts [member] | Contracts three [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0.6	14.6			€ 50.0									€ 9.7
Foreign Exchange Contracts [member] | Contracts four [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	6.1	0.3									¥ 86.9									¥ 23.6
Foreign Exchange Contracts [member] | Contracts five [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	441.0	9.6								$ 333.6									$ 138.6
Foreign Exchange Contracts [member] | Contracts six [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	169.8	414.2	$ 115.9									$ 315.2
Foreign Exchange Contracts [member] | Contracts seven [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	45.0	114.2			6.5									171.9
Foreign Exchange Contracts [member] | Contracts eight [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					14.0				SFr 101.9					0.1				SFr 0.1
Foreign Exchange Contracts [member] | Contracts nine [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					3.8	£ 2.9								0.8	£ 0.5
Foreign Exchange Contracts [member] | Contracts ten [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					43.4			kr 24.9						3.0			kr 19.2
Foreign Exchange Contracts [member] | Contracts eleven [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					3.5		kr 287.4							8.0		kr 55.4
Foreign Exchange Contracts [member] | Contracts twelve [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					509.4	73.2								12.5	21.5
Foreign Exchange Contracts [member] | Contracts thirteen.
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,118.5	46.0									¥ 153.5									¥ 0.6
Foreign Exchange Contracts [member] | Contracts fourteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	148.1	62.7								$ 195.8									$ 4.3
Foreign Exchange Contracts [member] | Contracts Fifteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount														411.2			64.1
Foreign Exchange Contracts [member] | Contracts Sixteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		2.0																			$ 1.8
Foreign Exchange Contracts [member] | Contracts Seventeen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount														804.1		116.8
Foreign Exchange Contracts [member] | Contracts Eighteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount		127.0										$ 166.9
Hedging foreign exchange contracts [member] | Contracts Nineteen [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 76.4	$ 48.0		$ 67.7
Hedging foreign exchange contracts [member] | Contracts Twenty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					24.2	£ 42.2								12.0	£ 20.7
Hedging foreign exchange contracts [member] | Contracts Twenty One [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					425.7			kr 61.2						325.0			kr 50.6
Hedging foreign exchange contracts [member] | Contracts Twenty Two [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					€ 839.4		kr 115.2							€ 601.0		kr 87.3